Significant Equity Transactions and Acquisitions - Additional Information (Details)							1 Months Ended	12 Months Ended
	Sep. 23, 2019 CNY (¥)	Sep. 23, 2019 USD ($) $ / shares shares	Apr. 05, 2019 CNY (¥) shares	Apr. 05, 2019 USD ($) $ / shares shares	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Feb. 28, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2019	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Sep. 01, 2017 shares	Jul. 17, 2017 shares
Significant Equity Transactions And Acquisitions [Line Items]
Total offering size value | ¥								¥ 152,850,342
Proceeds from initial public offering			¥ 212,100,000	$ 31,900,000				¥ 212,143,573	$ 30,472,518
Ordinary shares, shares authorized												493,681,319		50,000
Offering price per ADS | $ / shares				$ 10.00
Number of shares issued								34,248,442	34,248,442			50,000,000	50,000
Equity interest acquired							100.00%
Dianguan
Significant Equity Transactions And Acquisitions [Line Items]
Equity interest acquired							100.00%
Cash consideration | ¥							¥ 15,000,000
The Paper
Significant Equity Transactions And Acquisitions [Line Items]
Equity interests percentage		1.00%								1.00%
Parent Company
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			831,967	831,967
The Paper
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued		1,480,123
Common stock cash consideration	¥ 144,400,000	$ 20,408,467
Cash consideration price per share | $ / shares		$ 13.79
VIE Agreement Terms								The Paper will also carry out the performance of certain strategic cooperation agreements for an annual fee charge to Jifen VIE, for five years.	The Paper will also carry out the performance of certain strategic cooperation agreements for an annual fee charge to Jifen VIE, for five years.
Difference between fair value of securities issued and incremental cooperation service fee amortization period	5 years	5 years
Difference between fair value of shares issued and cash consideration paid	¥ 8,400,000	$ 1,201,625
Initial Public Offering
Significant Equity Transactions And Acquisitions [Line Items]
Proceeds from initial public offering					¥ 590,900,000	$ 85,900,000
Selling Shareholders
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			1,668,033	1,668,033
American Depositary Shares | Parent Company
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			3,327,868	3,327,868
American Depositary Shares | The Paper
Significant Equity Transactions And Acquisitions [Line Items]
Cash consideration price per share | $ / shares		$ 3.45
American Depositary Shares | Initial Public Offering
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered					13,800,000	13,800,000
Common stock, conversion basis								ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share	ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share
Number of ordinary share					3,450,000	3,450,000
Share price | $ / shares						$ 7.00
Total offering size value | $						$ 96,600,000
Proceeds from initial public offering					¥ 590,900,000	$ 85,900,000
Number of shares issued						3,450,000
Common stock cash consideration | $						$ 96,600,000
American Depositary Shares | Over-Allotment Option
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered					1,800,000	1,800,000
American Depositary Shares | Selling Shareholders
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			6,672,132	6,672,132
Class A Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Preferred shares, conversion basis								one-for-one	one-for-one
Ordinary shares, shares authorized								50,000,000	50,000,000		50,000,000
Number of each holder entitled of votes								one	one
Number of shares issued								40,812,245	40,812,245		37,022,806
Class A Ordinary Shares | Parent Company
Significant Equity Transactions And Acquisitions [Line Items]
Ordinary shares, shares authorized								50,000,000	50,000,000		50,000,000
Number of shares issued								40,812,245	40,812,245		37,022,806
Class B Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Ordinary shares, shares authorized								34,248,442	34,248,442		34,248,442
Restricted shares vested to founders designated as Class B ordinary share								15,937,500	15,937,500
Number of each holder entitled of votes								ten	ten
Number of shares issued								32,937,193	32,937,193		34,248,442
Class B Ordinary Shares | Parent Company
Significant Equity Transactions And Acquisitions [Line Items]
Ordinary shares, shares authorized								34,248,442	34,248,442		34,248,442
Number of shares issued								32,937,193	32,937,193		34,248,442